SHARE-BASED EMPLOYEE REMUNERATION (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
IfrsStatementLineItems [Line Items]
Fair value of share options granted | ¥	¥ 2,180,000	¥ 1,835,000	¥ 1,135,000
Chief Financial Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	110,343	33,269	46,256
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	268,331	81,010	36,201
Equity Compensation Plan 2017 [Member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	333,333